Note 3 - Significant Accounting Policies (Details)	12 Months Ended
Nov. 30, 2017
Declining Balance [Member] | Computer Equipment [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	30.00%
Declining Balance [Member] | Computer Software, Intangible Asset [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	50.00%
Declining Balance [Member] | Furniture and Fixtures [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	20.00%
Declining Balance [Member] | Laboratory Equipment [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	20.00%
Straight Line [Member] | Leasehold Improvements [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Leasehold improvements	Over term of lease